Business Combination - Additional information (Detail) - KRW (₩) ₩ in Millions			1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2018	Jan. 01, 2018	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2017	Sep. 01, 2017
Disclosure of detailed information about business combination [line items]
Number of shares			41,157,506
Goodwill				₩ 1,915,017	₩ 1,915,017	₩ 2,949,530	₩ 2,938,563
Incross Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares						2,786,455
Ownership percentage						34.60%
Revenue of acquiree since acquisition date						₩ 19,787
Profit (loss) of acquiree since acquisition date						5,756
Consideration transferred in cash						₩ 53,722
Incross Co Ltd [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage						50.00%
SM LIFE DESIGN COMPANY JAPAN INC [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash									₩ 30,000
SM LIFE DESIGN COMPANY JAPAN INC [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					6,365
Profit (loss) of acquiree since acquisition date					₩ 1,244
Consideration transferred in cash									30,000
Goodwill									₩ 21,748
S.M. Mobile Communications JAPAN Inc [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				0
Profit (loss) of acquiree since acquisition date				₩ 103
Goodwill								₩ 13,473
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	55.00%
Consideration transferred in cash	₩ 696,665
Goodwill	₩ 1,155,037					₩ 1,155,037	1,155,037
Life and Security Holdings Co., Ltd. [member] | ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Revenue of acquiree since acquisition date	₩ 197,487	₩ 763,375
Profit (loss) of acquiree since acquisition date	6,038	₩ 19,548
Id Quantique SA [member]
Disclosure of detailed information about business combination [line items]
Number of shares			44,157,506
Ownership percentage			58.10%
Additional shares acquired in exchange for assets			16,666,666
Business acquisition exchange of asset value			₩ 5,672
Increase in percentage of ownership			65.60%
Revenue of acquiree since acquisition date			₩ 9,935
Profit (loss) of acquiree since acquisition date			5,220
Consideration transferred in cash			55,249
Valuation gain on financial assets			₩ 1,636
SK Infosec Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	172,905
Profit (loss) of acquiree since acquisition date	₩ 19,512
SK Infosec Co., Ltd. [member] | SK Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
SK Holdings Co., Ltd. [member] | SK Telink Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash							4,450
Deduction from Capital surplus and others recognized as of acquisition date							₩ 1,018